Class K [Member] Annual Fund Operating Expenses - Class K - BlackRock New York Municipal Opportunities Fund	Jun. 30, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2028
Class K Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%	[1]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.05%	[2],[3]
Component2 Other Expenses	0.19%
Other Expenses (as a percentage of Assets):	0.24%
Acquired Fund Fees and Expenses	0.01%	[3]
Expenses (as a percentage of Assets)	0.72%	[3]
Fee Waiver or Reimbursement	(0.07%)	[1],[4]
Net Expenses (as a percentage of Assets)	0.65%	[1],[4]

[1]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 33, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds (“ETFs”) managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2028. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2028. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Multi-State Municipal Series Trust (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	Miscellaneous Other Expenses does not include extraordinary expenses incurred by the Fund. If included, Miscellaneous Other Expenses would have been 0.10% of average daily net assets.
[3]	The Total Annual Fund Operating Expenses does not correlate to the ratios of expenses to average net assets given in the Fund’s most recent Annual Financial Statements and Additional Information, which includes extraordinary expenses and does not include Acquired Fund Fees and Expenses.
[4]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 33, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.45% of average daily net assets through (for Class K shares) June 30, 2028. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.